Commitments and contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities, total	$ 188
Accounts payable and accrued liabilities, less than 1 year	188	$ 225
Lease commitments, total	594
Lease commitments, less than 1 year	105
Lease commitments, 1-2 years	233
Lease commitments, thereafter	256
Contractual Obligation, total	782
Contractual Obligation, less than 1 year	293
Contractual Obligation, 1-2 years	233
Contractual Obligation, thereafter	$ 256